Label	Element	Value
RiskReturnAbstract	rr_RiskReturnAbstract
DocumentType	dei_DocumentType	497
DocumentPeriodEndDate	dei_DocumentPeriodEndDate	Aug. 24, 2018
EntityRegistrantName	dei_EntityRegistrantName	World Funds Trust
EntityCentralIndexKey	dei_EntityCentralIndexKey	0001396092
AmendmentFlag	dei_AmendmentFlag	false
TradingSymbol	dei_TradingSymbol	wft
ObjectivePrimaryTextBlock	rr_ObjectivePrimaryTextBlock

The Cboe Vest Family of Funds

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund

Cboe Vest S&P 500® Enhance and Buffer Fund

(collectively, the “Funds”)

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Supplement dated August 24, 2018

to the Prospectuses for Class Y Shares

dated February 28, 2018

(as supplemented from time to time)

* * * * * * * *

Effective immediately, the minimum required initial investment into Class Y Shares of the Funds has been reduced from $30,000,000 to $10,000,000 and the disclosure under “Fund Summary - Purchase and Sale of Fund Shares” in each of the Funds’ Prospectuses is hereby updated to reflect this new minimum initial investment amount.

Also effective immediately, the circumstances under which the minimum initial investment amount may be waived and how the requirement to meet the initial investment minimum is applied have been changed. Accordingly, the disclosure under “How to Buy Shares – Minimum Investments” is hereby replaced with:

            “Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and $100,000 for Institutional Class Shares. The minimum initial investment for Class Y Shares is $10,000,000, except there is no minimum initial investment for participants of employee benefit plans established under Section 401(a) (including a 401(k) plan), 403(b) or 457(b) of the Code, if the shares are held in an omnibus account on the Fund’s records and an unaffiliated third party provides administrative and/or other support services to the plan. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. There is no minimum subsequent investment amount for Class Y Shares. The Adviser may waive the minimum initial investment requirement in its sole discretion, for instances including but not limited to, purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates, purchases by entities affiliated with the Adviser or the Trust, and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept any order.

Financial advisers with clients holding accounts in Classes of the Fund with lower initial investment minimums may aggregate the value of those individual client accounts in order for each of those accounts to qualify for a Class with a higher investment minimum. Please contact the Adviser if you believe you qualify under these criteria.

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements for plans that differ from the Fund’s share class eligibility standards. In certain cases, this could result in the selection of a share class with higher service and distribution-related fees than those of another class available under the Fund’s share class eligibility criteria. The Fund is not responsible for, and has no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes as not all share classes may be made available.”

In addition, effective August 16, 2018, the expense limit for the Class Y Shares of the Cboe Vest S&P 500® Buffer Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund was reduced from 0.75% to 0.70%. Accordingly, the disclosure under “Fund Summary – Fees and Expenses of the Fund” in the Prospectus of the Cboe Vest S&P 500® Buffer Strategy Fund is hereby replaced with:

Cboe Vest S&P 500 Buffer Strategy Fund
RiskReturnAbstract	rr_RiskReturnAbstract
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Cboe Vest S&P 500 Buffer Strategy Fund | Investor Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.74%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 122
ExpenseExampleYear03	rr_ExpenseExampleYear03	909
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,715
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,821
Cboe Vest S&P 500 Buffer Strategy Fund | Institutional Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.27%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.32%)	[1]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[1]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 97
ExpenseExampleYear03	rr_ExpenseExampleYear03	789
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,506
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,408
Cboe Vest S&P 500 Buffer Strategy Fund | Class Y Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.70%	[2]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 72
ExpenseExampleYear03	rr_ExpenseExampleYear03	759
ExpenseExampleYear05	rr_ExpenseExampleYear05	1,472
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 3,365
Cboe Vest S&P 500 Enhanced Growth Strategy Fund
RiskReturnAbstract	rr_RiskReturnAbstract
RiskReturnHeading	rr_RiskReturnHeading	The disclosure under “Fund Summary – Fees and Expenses of the Fund” in the Prospectus of the Cboe Vest S&P 500® Enhanced Growth Strategy Fund is hereby replaced with:
ObjectiveHeading	rr_ObjectiveHeading	Cboe Vest S&P 500® Enhanced Growth Strategy Fund
ExpenseHeading	rr_ExpenseHeading	Fees and Expenses of the Fund
ExpenseNarrativeTextBlock	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ShareholderFeesCaption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
OperatingExpensesCaption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
ExpenseExampleHeading	rr_ExpenseExampleHeading	Example
ExpenseExampleNarrativeTextBlock	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Cboe Vest S&P 500 Enhanced Growth Strategy Fund | Investor Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	1.20%	[4]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 122
ExpenseExampleYear03	rr_ExpenseExampleYear03	476
ExpenseExampleYear05	rr_ExpenseExampleYear05	855
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,917
Cboe Vest S&P 500 Enhanced Growth Strategy Fund | Institutional Class Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	0.10%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.95%	[4]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 97
ExpenseExampleYear03	rr_ExpenseExampleYear03	388
ExpenseExampleYear05	rr_ExpenseExampleYear05	701
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,589
Cboe Vest S&P 500 Enhanced Growth Strategy Fund | Class Y Shares
RiskReturnAbstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less) {negatedLabel}	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Plan	rr_Component1OtherExpensesOverAssets	none	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	rr_NetExpensesOverAssets	0.70%	[2]
ExpenseExampleYear01	rr_ExpenseExampleYear01	$ 72
ExpenseExampleYear03	rr_ExpenseExampleYear03	342
ExpenseExampleYear05	rr_ExpenseExampleYear05	633
ExpenseExampleYear10	rr_ExpenseExampleYear10	$ 1,463
[1]	Effective August 16, 2018, Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
[2]	"Fee Waivers and/or Expense Reimbursements" and "Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)" for Class Y Shares have been restated to reflect the contractual reduction in the annual expense limit for Class Y from 0.75% to 0.70% (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales).
[3]	Other Expenses and Shareholder Services Plan are estimated for the Fund's initial fiscal year.
[4]	Effective August 16, 2016, Cboe Vest Financial LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund offered in this prospectus, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2020. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.